DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative instruments

	Balance Sheet Location	2011	2012	2012
		RUR	RUR	$
Derivative assets:
Foreign exchange contracts	Investments in debt securities	44	12	0.4
Equity purchase contracts	Investments in non-marketable equity securities	—	8	0.3

Total derivative assets		44	20	0.7

Derivative liabilities:
Foreign exchange contracts	Accounts payable and accrued liabilities	1	1	—
Foreign exchange contracts	Other accrued liabilities	59	49	1.6

Total derivative liabilities		60	50	1.6